Vanguard Emerging Markets Stock Index Fund Average Annual Total Returns - Institutional Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Emerging Markets All Cap China A Inclusion Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.50%	4.95%	8.12%
Spliced Emerging Markets Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.50%	4.95%	8.26%
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.95%	8.04%	8.56%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	24.79%	4.67%	8.14%
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.80%	3.68%	7.24%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.08%	3.30%	6.31%
Institutional Plus Shares
Prospectus [Line Items]
Average Annual Return, Percent	24.82%	4.69%	8.16%